Stockholders' Equity and Common Stock Shares Subject to Possible Redemption	12 Months Ended
Dec. 31, 2021
Stockholders' Equity and Common Stock Shares Subject to Possible Redemption
9.	Members’ Equity

Members’ equity consists of Class A common units, Class B common units, and incentive units discussed in Note 11. The details of the Class A common units and the Class B common units outstanding were as follows:

	Class A	Class B
	Common	Common
	Units	Units	Total
Outstanding, January 1, 2019	20,000	94,286	114,286
Repurchased	—	(5,714)	(5,714)
Outstanding, December 31, 2019	20,000	88,572	108,572
Issued	—	8,855	8,855
Repurchased	(1,231)	(23,537)	(24,768)
Outstanding, December 31, 2020 and 2021	18,769	73,890	92,659

There were no Class A common unit or Class B common unit transactions in 2021. Each Class A common unit entitles the holder to ten votes on any matter submitted to a vote of the members. Each Class B common unit entitles the holder to one vote on any matter submitted to a vote of the members. Profits and losses are allocated pro rata to each common unit holder and incentive unit holder whose participation threshold has been achieved. Upon a liquidation event, remaining available cash after distribution to Series A Preferred Equity holders is distributed pro rata to each common unit holder and incentive unit holder whose participation threshold has been met.

On December 28, 2020, the Company entered into several equity repurchase agreements with several members. The purchase was funded through the proceeds of the Series A preferred units sale. The cash transferred to repurchase the units was equal to the units’ fair value at the time of the transaction, and no compensation expense was recorded.

In December 2019, the Company entered into an equity repurchase agreement with one of its former members. The purchase was financed with a $1,000 long-term note payable due January 5, 2022 and a $1,000 current liability. The current liability was paid in 2020 and the note payable was fully repaid in December 2021.

CIK 001836707 SBEA Merger Sub LLC
Stockholders' Equity and Common Stock Shares Subject to Possible Redemption

Note 7 — Stockholders’ Equity and Common Stock Shares Subject to Possible Redemption

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 and provides that shares of preferred stock may be issued from time to time in one or more series. At December 31, 2021 and December 31, 2020 there were no preferred stock issued or outstanding.

Class A common stock — The Company is authorized to issue a total of 100,000,000 shares of Class A common stock at par value of $0.0001 each. At December 31,2021 and December 31, 2020 there were no shares of Class A Common Stock outstanding, excluding 34,500,000 and 0 shares of Class A common stock subject to possible redemption, respectively, which was recorded as temporary equity.

Class B common stock — The Company is authorized to issue a total of 10,000,000 shares of Class B common stock at par value of $0.0001 each. As of December 31,2021 and December 31, 2020 there were 8,625,000 shares of Class B common stock issued or outstanding.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the company’s initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, the Founder Shares will be released from the Lock-up if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the company’s initial Business Combination.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as required by law. Unless specified in the Company’s amended and restated certificate of incorporation, or as required by applicable provisions of the DGCL or applicable stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by its stockholders.

The Class B common stock will automatically convert into Class A common stock upon the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion, including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.